UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6727

DOMINION FUNDS, INC.
(Exact name of registrant as specified in charter)

10308 Jackson Town Road,
Delaplane, VA 20144
(Address of principal executive offices) (Zip code)

Paul Dietrich
10308 Jackson Town Road,
Delaplane, VA 20144
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 416-2053

Date of fiscal year end: June 30

Date of reporting period: Three-month period ended September 30, 2007

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS			Ticker Symbol: DOIGX
THE SHEPHERD LARGE CAP GROWTH FUND
September 30, 2007 (unaudited)

(Showing Percentage of Net Assets)
COMMON STOCKS--(94.12%)
		Shares	Value		Percent of Net Assets
Business Services--(18.35%)
	CANADIAN PACIFIC RAI	3,200	229,472		2.48%
*	CORRECTIONS CORP OF	9,000	230,670		2.49%
	CSX GROUP	5,500	239,580		2.59%
*	FRONTLINE LTD	5,200	255,892		2.76%
	GRANITE CONSTRUCTION	4,300	228,201		2.46%
	OVERSEAS SHIPHOLDING	3,100	247,287		2.67%
*	STERICYCLE INC	4,600	267,582		2.89%
				1,698,684	18.35%

Consumer Goods--(2.54%)
	VF CORP	2,800		235,424	2.54%

Consumer Services--(2.5%)
*	APOLLO GROUP INC-CL	3,800		231,192	2.50%

Energy--(15.64%)
	CHINA PETROLEUM CHEM	2,000	254,000		2.74%
*	OCEANEERING INTL INC	3,500	269,780		2.91%
	REPSOL YPF SA- SPONS	6,400	228,224		2.46%
*	TRANSOCEAN, INC.	2,200	251,262		2.71%
*	ULTRA PETROLEUM CORP	4,200	262,290		2.83%
	WESTERN REFINING	4,700	183,018		1.98%
				1,448,574	15.64%

Financial Services--(5.34%)
*	CHINA LIFE INSURANCE	0.172	15		0.00%
*	DEUTSCHE BANK AG	1,900	248,501		2.68%
*	EMPIRE FINANCIAL HLD	200,000	230,000		2.48%
*	WATERSIDE CAPITAL CO	4,300	15,738		0.17%
				494,254	5.34%

Hardware--(11.97%)
*	JUNIPER NETWORKS	7,200	262,944		2.84%
*	ON SEMICONDUCTOR CRP	24,515	307,663		3.32%
	SILICONWARE PERCISIO	23,048	286,023		3.09%
*	TRIMBLE NAVIGATION	6,300	251,811		2.72%
				1,108,441	11.97%

Industrials--(29.98%)
*	AK STEEL HLDG CORP	6,230	275,241		2.97%
	ARCELOR MITTAL	3,694	295,816		3.19%
	CNH GLOBAL N.V.	4,530	281,630		3.04%
	CUMMINS INC	2,000	265,180		2.86%
*	DRESSER-RAND GROUP	6,100	265,045		2.86%
*	NORTHERN DYNASTY	30,700	334,630		3.61%
*	OWENS-ILLINOIS, INC.	5,854	245,868		2.66%
	POTASHCORP	2,400	263,904		2.85%
*	SHAW GROUP INC	4,600	273,056		2.95%
*	TERRA INDUSTRIES INC	9,035	275,568		2.98%
				2,775,938	29.98%

Media--(2.53%)
*	LIBERTY GLOBAL INC-A	5,600		234,024	2.53%

Telecommunication--(5.27%)
	BCE INC	5,800	233,392		2.52%
*	TELE NORTE LESTE PAR	11,000	254,870		2.75%
				488,262	5.27%
TOTAL COMMON STOCKS--(94.12%)				8,714,793	94.12%
OTHER ASSETS LESS LIABILITIES - NET--(5.88%)				544,746	5.88%
NET ASSETS--(100.%)				9,259,539	100.00%

Notes:
*	Presently non-income producing.
**	Restricted security.

For certain federal tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Cost and Unrealized Gain/Loss at September 30, 2007:
Identified cost for federal income tax purposes	$7,570,855
Gross unrealized appreciation from investments	1,251,963
Gross unrealized depreciation from investments	(108,025)
Net unrealized appreciation from investments	$1,143,938

Item 2. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.
(Registrant)

By:  /S/ Paul Dietrich ___________
Paul Dietrich, president and principal executive officer

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 29, 2007

/S/ Paul Dietrich
Paul Dietrich, principal executive officer and principal financial officer